Goodwill	3 Months Ended
Mar. 31, 2024
Goodwill [Abstract]
Goodwill

4. Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	(16,601)	(16,601)
Balance as of March 31, 2024	$637,446	$1,369,355	$2,006,801

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	-	9,994	9,994
Balance as of March 31, 2023	$637,446	$1,371,680	$2,009,126

(1)
Accumulated impairment loss was $1,159,145 as of March 31, 2024 and December 31, 2023 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 as of March 31, 2024 and December 31, 2023 within the Digital Wallets segment.

The Company performs its annual goodwill impairment test for all reporting units as of October 1st, or when events and circumstances have occurred that would indicate the carrying amount of goodwill exceeds its fair value. No such events and circumstances were identified during the three months ended March 31, 2024 or March 31, 2023. However, failure to achieve future cash flows or declines in the stock price may cause a future impairment of goodwill at the reporting unit level.